Supplement to the
Fidelity® Connecticut Municipal Income Fund
January 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Connecticut Municipal Income Fund has been removed.

CTF-SUM-16-01 1.9880488.100	December 1, 2016